POST RETIREMENT BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of defined benefit plans disclosures

The following table provides further information about the plan:

	Post-retirement benefits
	2015	2014
	(dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$2,560	$2,313
Service cost	36	33
Interest cost	105	111
Expected benefits paid	(174)	(183)
Actuarial gain (loss)	(286)	286
Benefit obligation at end of year	$2,241	$2,560

Change in fair value of assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	174	183
Benefits paid	(174)	(183)
Fair value of plan assets at end of year	$-	$-

Reconciliation of funded status to benefit costs recognized
Projected benefit obligation, end of year	$(2,241)	$(2,560)
Fair value of assets, end of year	-	-
Funded status, end of year	$(2,241)	$(2,560)

Schedule of defined benefit plan amounts recognized in other comprehensive income (loss)

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2015	2014
	(dollars in thousands)
Unrecognized net actuarial gain	$(2,142)	$(2,016)
Unrecognized prior service cost	(41)	(46)
	$(2,183)	$(2,062)

Schedule of statement of financial position
Amounts recognized in statement of financial position are as follows:

	2015	2014
	(dollars in thousands)
Current liability	$-	$-
Noncurrent liability	(2,241)	(2,560)
	$(2,241)	$(2,560)

Schedule of reconciliation of other comprehensive income

A reconciliation of other comprehensive income is as follows:

	Post-retirement benefits
	2015	2014	2013
	(dollars in thousands)
Accumulated other comprehensive income (loss) beginning of year	$(2,062)	$(2,542)	$2,920
Amortization of net actuarial gain (loss)	160	188	(190)
Negative plan amendment gain	-	-	(2,662)
(Gain) loss incurred in current year	(286)	287	(2,558)
Prior service cost established in current year	5	5	(52)
Other comprehensive income (loss)	(121)	480	(5,462)
Ending balance (before tax effects)	$(2,183)	$(2,062)	$(2,542)

Schedule of components of net periodic benefit cost

	Post-retirement benefits
	2015	2014	2013
Components of net periodic benefit cost	(dollars in thousands)
Service cost	$36	$34	$138
Interest cost	105	111	292
Amortization of prior service cost	(5)	(5)	-
Recognized net actuarial (gain) loss	(160)	(188)	190
Net periodic benefit income (cost)	$(24)	$(48)	$620

Schedule of amounts in accumulated other comprehensive income (loss) to be recognized over next fiscal year
Weighted-average assumption used to determine benefit obligation:	2015	2014
Discount rate	4.25%	4.25%
Rate of compensation increase	NA	NA

Schedule of health care cost trend rates
	Post-retirement benefits
Weighted-average assumptions used to determine benefit costs:	2015	2014
Discount rate	4%	5%

Schedule of expected benefit payments

The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Company’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Company and retirees:

Health care trend rate	2015	2014
Initial
Pre-65	9%	9%
Post-65	8%	8%
Ultimate (pre and post-65)	5%	5%
Years to ultimate
Pre-65	8	8
Post-65	6	6

Schedule of effect of one-percentage-point change in assumed health care cost trend rates

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions:

FYE	Company benefits
(dollars in thousands)
2016	$161
2017	154
2018	165
2019	163
2020	160
2021-2026	975
$1,778